Subsidiary Guarantors (Condensed Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 11,167	$ 14,184	$ 42,389	$ 75,338
Accounts receivable—net	88,091	130,777
Contract revenues in excess of billings	95,012	81,195
Inventories	37,137	35,963
Prepaid expenses	12,407	7,924
Other current assets	63,412	59,690
Total current assets	307,226	329,733
PROPERTY AND EQUIPMENT—Net	413,008	430,210	399,445
GOODWILL	83,576	83,576	86,326
OTHER INTANGIBLE ASSETS — Net	1,499	2,428
INVENTORIES—Noncurrent	52,602	41,646
INVESTMENTS IN JOINT VENTURES	4,734	3,761	7,889
ASSETS HELD FOR SALE— Noncurrent	9,299
OTHER	21,644	6,770
TOTAL	893,588	898,124	889,732
LIABILITIES AND EQUITY
Accounts payable	103,185	118,846
Accrued expenses	69,043	72,277
Billings in excess of contract revenues	5,141	7,061
Current portion of long term debt	2,465	7,506
Total current liabilities	179,834	205,690
7 3/8% SENIOR NOTES	272,998	271,998
REVOLVING CREDIT FACILITY	104,111	20,000
NOTE PAYABLE	13,293	53,792
DEFERRED INCOME TAXES	68,449	74,006
OTHER	7,013	20,465
Total liabilities	645,698	645,951
TOTAL EQUITY	247,890	252,173	255,963	242,101
TOTAL	893,588	898,124
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	10,414	11,698	44,636	71,618
Accounts receivable—net	75,412	103,868
Contract revenues in excess of billings	91,478	75,161
Inventories	37,137	35,963
Prepaid expenses	12,287	7,590
Other current assets	60,844	57,119
Total current assets	287,572	291,399
PROPERTY AND EQUIPMENT—Net	407,516	407,788
GOODWILL	83,576	83,576
OTHER INTANGIBLE ASSETS — Net	1,067	1,565
INVENTORIES—Noncurrent	52,602	41,646
INVESTMENTS IN JOINT VENTURES	4,685	3,704
ASSETS HELD FOR SALE— Noncurrent	8,390
RECEIVABLES FROM AFFILIATES	58,284	62,035
INVESTMENTS IN SUBSIDIARIES		10,403
OTHER	14,692	6,702
TOTAL	918,384	908,818
LIABILITIES AND EQUITY
Accounts payable	101,795	111,938
Accrued expenses	55,940	61,211
Billings in excess of contract revenues	4,699	6,297
Current portion of long term debt	305	296
Total current liabilities	162,739	179,742
DEFERRED INCOME TAXES	(1,833)	(783)
PAYABLES TO AFFILIATES	80,769	81,405
INVESTMENTS IN SUBSIDIARIES	32,000
OTHER	5,925	18,374
Total liabilities	279,600	278,738
TOTAL EQUITY	638,784	630,080
TOTAL	918,384	908,818
Non Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	751	2,484	(2,249)	$ 3,720
Accounts receivable—net	14,242	30,545
Contract revenues in excess of billings	3,534	6,034
Prepaid expenses	120	334
Other current assets	2,568	2,094
Total current assets	21,215	41,491
PROPERTY AND EQUIPMENT—Net	5,492	22,422
OTHER INTANGIBLE ASSETS — Net	432	863
INVESTMENTS IN JOINT VENTURES	49	57
ASSETS HELD FOR SALE— Noncurrent	909
RECEIVABLES FROM AFFILIATES	16,807	15,915
OTHER	1	3
TOTAL	44,905	80,751
LIABILITIES AND EQUITY
Accounts payable	2,879	10,443
Accrued expenses	3,222	2,159
Billings in excess of contract revenues	499	865
Current portion of long term debt	1,015	1,128
Total current liabilities	7,615	14,595
NOTE PAYABLE		323
PAYABLES TO AFFILIATES	70,921	61,574
OTHER	937	1,952
Total liabilities	79,473	78,444
TOTAL EQUITY	(34,568)	2,307
TOTAL	44,905	80,751
GLDD Corporation [Member]
ASSETS
Cash and cash equivalents	2	2	$ 2
Other current assets		477
Total current assets	2	479
RECEIVABLES FROM AFFILIATES	82,340	70,738
INVESTMENTS IN SUBSIDIARIES	636,216	621,984
OTHER	6,951	65
TOTAL	725,509	693,266
LIABILITIES AND EQUITY
Accounts payable	17
Accrued expenses	9,881	8,907
Current portion of long term debt	1,145	6,082
Total current liabilities	11,043	14,989
7 3/8% SENIOR NOTES	272,998	271,998
REVOLVING CREDIT FACILITY	104,111	20,000
NOTE PAYABLE	13,293	53,469
DEFERRED INCOME TAXES	70,282	74,789
PAYABLES TO AFFILIATES	5,741	5,709
OTHER	151	139
Total liabilities	477,619	441,093
TOTAL EQUITY	247,890	252,173
TOTAL	725,509	693,266
Consolidation Eliminations [Member]
ASSETS
Accounts receivable—net	(1,563)	(3,636)
Total current assets	(1,563)	(3,636)
RECEIVABLES FROM AFFILIATES	(157,431)	(148,688)
INVESTMENTS IN SUBSIDIARIES	(636,216)	(632,387)
TOTAL	(795,210)	(784,711)
LIABILITIES AND EQUITY
Accounts payable	(1,506)	(3,535)
Billings in excess of contract revenues	(57)	(101)
Total current liabilities	(1,563)	(3,636)
PAYABLES TO AFFILIATES	(157,431)	(148,688)
INVESTMENTS IN SUBSIDIARIES	(32,000)
Total liabilities	(190,994)	(152,324)
TOTAL EQUITY	(604,216)	(632,387)
TOTAL	$ (795,210)	$ (784,711)